UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

CENTER COAST MLP FOCUS FUND
(Class A: CCCAX)
(Class C: CCCCX)
(Institutional Class: CCCNX)

SEMI-ANNUAL REPORT
May 31, 2015

Center Coast MLP Focus Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Center Coast MLP Focus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 17.6%
	DIVERSIFIED C-CORPS – 9.7%
5,223,462	Kinder Morgan, Inc.	$216,721,438
377,248	SemGroup Corp. - Class A	29,689,418
1,447,599	TransCanada Corp.[1]	62,782,369
		309,193,225
	GP C-CORP – 7.9%
3,918,227	Plains GP Holdings LP - Class A	109,553,627
762,803	Targa Resources Corp.	70,139,736
1,463,164	Williams Cos., Inc.	74,767,680
		254,461,043
	TOTAL COMMON STOCKS (Cost $462,949,917)	563,654,268

	MASTER LIMITED PARTNERSHIP SHARES – 88.8%
	DIVERSIFIED – 31.4%
6,719,866	Enterprise Products Partners LP	217,858,056
3,375,589	ONEOK Partners LP	131,816,751
4,933,332	Targa Resources Partners LP	213,267,942
3,309,690	Tesoro Logistics LP	191,333,179
4,460,809	Williams Partners LP	249,270,007
		1,003,545,935

	FUEL DISTRIBUTION – 0.3%
200,387	Sunoco LP	9,257,879

	GAS GATHERING & PROCESSING – 11.5%
4,537,510	EnLink Midstream Partners LP	112,620,998
1,087,361	MarkWest Energy Partners LP	70,276,142
2,697,661	Western Gas Partners LP	184,789,779
		367,686,919

	GAS TRANSPORTATION & STORAGE – 15.9%
2,643,621	Columbia Pipeline Partners LP	71,509,948
531,569	Dominion Midstream Partners LP	22,410,949
1,403,532	EQT Midstream Partners LP	117,433,522
2,751,672	Spectra Energy Partners LP	140,335,272
222,296	Tallgrass Energy Partners LP	11,001,429
2,282,443	TC Pipelines LP	145,848,108
		508,539,228

	GP PARTNERSHIP – 2.5%
1,219,394	Western Gas Equity Partners LP	78,102,186

	MATURE / LARGE CAP LIQUIDS TRANSPORTATION & STORAGE – 20.0%
1,934,857	Buckeye Partners LP	149,622,492
1,810,967	Magellan Midstream Partners LP	144,370,289

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES (Continued)
	MATURE / LARGE CAP LIQUIDS TRANSPORTATION & STORAGE (Continued)
3,899,152	Plains All American Pipeline LP	$183,065,186
4,074,164	Sunoco Logistics Partners LP	161,336,894
		638,394,861
	OTHER – 0.6%
851,823	Westlake Chemical Partners LP2	18,603,814

	SMALL-CAP / HIGH-GROWTH LIQUIDS TRANSPORTATION & STORAGE – 6.6%
839,549	MPLX LP	61,287,077
994,008	Phillips 66 Partners LP	72,304,142
1,753,731	Shell Midstream Partners LP	78,742,522
		212,333,741
	TOTAL MASTER LIMITED PARTNERSHIP SHARES (Cost $2,369,071,470)	2,836,464,563

Principal
Amount

	SHORT-TERM INVESTMENTS – 2.1%
$66,934,984	UMB Money Market Fiduciary, 0.01%[3]	66,934,984
	TOTAL SHORT-TERM INVESTMENTS (Cost $66,934,984)	66,934,984

	TOTAL INVESTMENTS – 108.5% (Cost $2,898,956,371)	3,467,053,815
	Liabilities in Excess of Other Assets – (8.5)%	(272,339,563)
	TOTAL NET ASSETS – 100.0%	$3,194,714,252

LP – Limited Partnership

*	No distribution or dividend was made during the period ended. As such, it is classified as a non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Master Limited Partnership Shares
Diversified	31.4%
Mature / Large Cap Liquids Transportation & Storage	20.0%
Gas Transportation & Storage	15.9%
Gas Gathering & Processing	11.5%
Small-cap / High-Growth Liquids Transportation & Storage	6.6%
GP Partnership	2.5%
Other	0.6%
Fuel Distribution	0.3%
Total Master Limited Partnership Shares	88.8%
Common Stocks
Diversified C-Corps	9.7%
GP C-Corp	7.9%
Total Common Stocks	17.6%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(8.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

Assets:
Investments at fair value - see accompanying Statement of Investments:
Unaffiliated companies (cost $2,878,943,097)	$3,448,450,001
Affiliated companies (cost $20,013,274)	18,603,814
Receivables:
Investment securities sold	3,626,989
Fund shares sold	11,644,361
Dividends and interest	513
Prepaid assets	307,634
Deferred tax asset	38,044,539
Total assets	3,520,677,851

Liabilities:
Payables:
Investment securities purchased	32,485,756
Fund shares redeemed	3,768,694
Advisory fees	2,740,325
Distribution fees - Class A & Class C (Note 6)	1,052,204
Shareholder servicing fees (Note 7)	130,831
Fund administration fees	203,499
Transfer agent fees and expenses	156,774
Fund accounting fees	77,078
Custody fees	36,447
Auditing fees	7,404
Trustees’ fees and expenses	3,660
Chief Compliance Officer fees	1,923
Deferred tax liability	285,177,652
Dividends	1,675
Accrued other expenses	119,677
Total liabilities	325,963,599

Net Assets	$3,194,714,252

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,841,268,856
Accumulated net investment loss, net of deferred taxes	(134,006,731)
Accumulated net realized gain on investments, net of deferred taxes	129,039,450
Net unrealized appreciation (depreciation), net of deferred taxes, on:
Investments	358,412,677
Net Assets	$3,194,714,252

Net asset value, offering and redemption price per share:
Class A Shares:
Net assets applicable to shares outstanding	$552,657,248
Shares outstanding	50,957,282
Net asset value and redemption price per share[1]	$10.85
Maximum sales charge (5.75% of offering price)[2]	$0.66
Offering price	$11.51

Class C Shares:
Net assets applicable to shares outstanding	$1,087,329,078
Shares outstanding	104,527,530
Net asset value, offering price and redemption price per share[3]	$10.40

Institutional Shares:
Net assets applicable to shares outstanding	$1,554,727,926
Shares outstanding	142,149,943
Net asset value, offering price and redemption price per share	$10.94

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2015 (Unaudited)

Investment Income:
Distributions from Master Limited Partnerships from:
Unaffiliated Master Limited Partnerships	$68,131,136
Affiliated Master Limited Partnerships	324,726
Less return of capital on distributions from:
Unaffiliated Master Limited Partnerships	(68,131,136)
Affiliated Master Limited Partnerships	(324,726)
Dividend income	7,447,939
Interest	2,848
Total investment income	7,450,787

Expenses:
Advisory fees	15,813,610
Distribution fees - Class C (Note 6)	5,255,988
Shareholder servicing fees (Note 7)	1,027,281
Fund administration fees	834,728
Distribution fees - Class A (Note 6)	686,595
Transfer agent fees and expenses	417,900
Fund accounting fees	206,357
Franchise tax	175,341
Shareholder reporting fees	116,550
Registration fees	100,100
Custody fees	90,545
Legal fees	35,480
Miscellaneous	26,280
Auditing fees	23,990
Trustees’ fees and expenses	11,480
Insurance fees	9,471
Chief Compliance Officer fees	8,190

Total expenses	24,839,886
Net investment loss, before taxes	(17,389,099)
Deferred tax benefit	9,361,606
Net investment loss, net of deferred taxes	(8,027,493)

Net Realized and Unrealized Gain/Loss on Investments:
Net realized gain on:
Investments	1,998,899
Deferred tax expense	(636,527)
Net realized gain, net of deferred taxes	1,362,372

Net change in unrealized appreciation/depreciation on:
Investments	(133,827,439)
Deferred tax benefit	49,746,670
Net change in unrealized appreciation/depreciation	(84,080,769)
Net realized and unrealized loss on investments	(82,718,397)

Net Decrease in Net Assets from Operations	$(90,745,890)

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Year Ended
	May 31, 2015 (Unaudited)	November 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss, net of deferred taxes	$(8,027,493)	$(23,649,735)
Net realized gain on investments and written options contracts, net of deferred taxes	1,362,372	118,616,542
Change in net unrealized appreciation/depreciation on investments and written options contracts, net of deferred taxes	(84,080,769)	171,512,688
Net increase (decrease) in net assets resulting from operations	(90,745,890)	266,479,495

Distributions to Shareholders:
From net investment income:
Class A	-	(20,131,117)
Class C	-	(26,202,314)
Institutional Class	-	(30,723,402)
From return of capital:
Class A	(16,314,903)	(24,848,659)
Class C	(32,697,513)	(32,342,585)
Institutional Class	(46,267,973)	(37,923,149)
Total distributions to shareholders	(95,280,389)	(172,171,226)

Capital Transactions (See Note 10):
Class A	19,015,433	(278,001,720)
Class C	96,700,703	269,332,331
Institutional Class	73,802,689	901,956,519
Net increase in net assets from capital transactions	189,518,825	893,287,130

Total increase in net assets	3,492,546	987,595,399

Net Assets
Beginning of period	3,191,221,706	2,203,626,307
End of period	$3,194,714,252	$3,191,221,706

Accumulated net investment loss, net of deferred taxes	$(134,006,731)	$(125,979,238)

Capital Share Transactions (See Note 10):
Class A	1,697,725	(23,168,841)
Class C	9,139,593	24,220,653
Institutional Class	6,568,749	77,490,532
Net increase from capital share transactions	17,406,067	78,542,344

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Period December 31, 2010* through November 30, 2011
Net asset value, beginning of period	$11.49		$11.02		$10.13		$10.11	$10.00
Income from Investment Operations
Net investment loss[1]	(0.02)		(0.08)		(0.10)		(0.10)	(0.08)
Return of capital[1]	0.16		0.33		0.39		0.39	0.34
Net realized and unrealized gain (loss) on investments[1,2]	(0.45)		0.90		1.27		0.38	0.41
Total from investment operations	(0.31)		1.15		1.56		0.67	0.67

Less Distributions:
From net investment income	-		(0.30)		-		-	-
From return of capital	(0.33)		(0.38)		(0.67)		(0.65)	(0.56)
Total distributions	(0.33)		(0.68)		(0.67)		(0.65)	(0.56)

Net asset value, end of period	$10.85		$11.49		$11.02		$10.13	$10.11

Total return[4]	(2.74)%	[3]	10.62%		15.67%		6.77%	6.87%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$552,657		$566,018		$798,021		$445,142	$127,439

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	1.44%	[5]	1.44%		1.46%		1.53%	1.87%	[5]
Expense recovery/(waiver)	-%	[5]	-%		0.03%		(0.03)%	(0.37)%	[5]
Net of expense recovery/(waiver) and before deferred tax expense	1.44%	[5]	1.44%		1.49%		1.50%	1.50%	[5]
Deferred tax expense/(benefit)[6]	(3.70)%	[5,8]	5.62%	[8]	7.49%	[8,9]	2.78%	7.17%	[5]
Total expenses	(2.26)%	[5]	7.06%		8.98%	[9]	4.28%	8.67%	[5]
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(0.97)%	[5]	(1.20)%		(1.46)%		(1.53)%	(1.87)%	[5]
Expense recovery/(waiver)	-%	[5]	-%		0.03%		(0.03)%	(0.37)%	[5]
Net of expense recovery/(waiver) and before deferred tax benefit	(0.97)%	[5]	(1.20)%		(1.49)%		(1.50)%	(1.50)%	[5]
Deferred tax benefit[7]	0.59%	[5,8]	0.50%	[8]	0.61%	[8,9]	0.56%	0.60%	[5]
Net investment loss	(0.38)%	[5]	(0.70)%		(0.88)%	[9]	(0.94)%	(0.90)%	[5]
Portfolio turnover rate	19%	[3]	55%		9%		12%	12%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

[3]	Not annualized.
[4]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more.  Returns do not include a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If sales charges and CDSC were included total return would be lower. The return includes Rule 12b-1 fees of 0.25% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

[5]	Annualized.
[6]	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
[7]	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.
[8]	Effective January 1, 2012 the deferred tax expense and deferred tax benefit are allocated based on average net assets.
[9]	Ratios have been restated due to a change in accounting methodology.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Period December 31, 2010* through November 30, 2011
Net asset value, beginning of period	$11.08		$10.72		$9.94		$10.00	$10.00
Income from Investment Operations
Net investment loss[1]	(0.06)		(0.16)		(0.15)		(0.14)	(0.12)
Return of capital[1]	0.15		0.32		0.38		0.38	0.34
Net realized and unrealized gain (loss) on investments[1,2]	(0.44)		0.88		1.22		0.35	0.34
Total from investment operations	(0.35)		1.04		1.45		0.59	0.56

Less Distributions:
From net investment income	-		(0.30)		-		-	-
From return of capital	(0.33)		(0.38)		(0.67)		(0.65)	(0.56)
Total distributions	(0.33)		(0.68)		(0.67)		(0.65)	(0.56)

Net asset value, end of period	$10.40		$11.08		$10.72		$9.94	$10.00

Total return[4]	(3.21)%	[3]	9.87%		14.84%		6.02%	5.73%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,087,329		$1,056,466		$762,945		$315,288	$55,461

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	2.19%	[5]	2.19%		2.21%		2.28%	2.62%	[5]
Expense recovery/(waiver)	-%	[5]	-%		0.03%		(0.03)%	(0.37)%	[5]
Net of expense recovery/(waiver) and before deferred tax expense	2.19%	[5]	2.19%		2.24%		2.25%	2.25%	[5]
Deferred tax expense/(benefit)[6]	(3.70)%	[5,8]	5.62%	[8]	7.49%	[8,9]	2.50%	7.17%	[5]
Total expenses	(1.51)%	[5]	7.81%		9.72%	[9]	4.75%	9.42%	[5]
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(1.72)%	[5]	(1.95)%		(2.21)%		(2.28)%	(2.62)%	[5]
Expense recovery/(waiver)	-%	[5]	-%		0.03%		(0.03)%	(0.37)%	[5]
Net of expense recovery/(waiver) and before deferred tax benefit	(1.72)%	[5]	(1.95)%		(2.24)%		(2.25)%	(2.25)%	[5]
Deferred tax benefit[7]	0.59%	[5,8]	0.50%	[8]	0.61%	[8,9]	0.84%	0.90%	[5]
Net investment loss	(1.13)%	[5]	(1.45)%		(1.62)%	[9]	(1.41)%	(1.35)%	[5]
Portfolio turnover rate	19%	[3]	55%		9%		12%	12%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

[3]	Not annualized.
[4]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.   Returns shown do not include a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If the CDSC was included total returns would be lower. The return includes Rule 12b-1 fees of 1.00% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

[5]	Annualized.
[6]	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
[7]	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.
[8]	Effective January 1, 2012 the deferred tax expense and deferred tax benefit are allocated based on average net assets.
[9]	Ratios have been restated due to a change in accounting methodology.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Period December 31, 2010* through November 30, 2011
Net asset value, beginning of period	$11.57		$11.06		$10.14		$10.10	$10.00
Income from Investment Operations
Net investment loss[1]	(0.01)		(0.05)		(0.09)		(0.08)	(0.07)
Return of capital[1]	0.16		0.33		0.39		0.39	0.34
Net realized and unrealized gain (loss) on investments[1,2]	(0.45)		0.91		1.29		0.38	0.39
Total from investment operations	(0.30)		1.19		1.59		0.69	0.66

Less Distributions:
From net investment income	-		(0.30)		-		-	-
From return of capital	(0.33)		(0.38)		(0.67)		(0.65)	(0.56)
Total distributions	(0.33)		(0.68)		(0.67)		(0.65)	(0.56)

Net asset value, end of period	$10.94		$11.57		$11.06		$10.14	$10.10

Total return[4]	(2.63)%	[3]	10.95%		15.96%		6.98%	6.78%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,554,728		$1,568,738		$642,660		$281,135	$52,002

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	1.19%	[5]	1.19%		1.21%		1.28%	1.62%	[5]
Expense recovery/(waiver)	-%	[5]	-%		0.03%		(0.03)%	(0.37)%	[5]
Net of expense recovery/(waiver) and before deferred tax expense	1.19%	[5]	1.19%		1.24%		1.25%	1.25%	[5]
Deferred tax expense/(benefit)[6]	(3.70)%	[5,8]	5.62%	[8]	7.49%	[8,9]	2.87%	7.17%	[5]
Total expenses	(2.51)%	[5]	6.81%		8.73%	[9]	4.12%	8.42%	[5]
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(0.72)%	[5]	(0.95)%		(1.21)%		(1.28)%	(1.62)%	[5]
Expense recovery/(waiver)	-%	[5]	-%		0.03%		(0.03)%	(0.37)%	[5]
Net of expense recovery/(waiver) and before deferred tax benefit	(0.72)%	[5]	(0.95)%		(1.24)%		(1.25)%	(1.25)%	[5]
Deferred tax benefit[7]	0.59%	[5,8]	0.50%	[8]	0.61%	[8,9]	0.46%	0.50%	[5]
Net investment loss	(0.13)%	[5]	(0.45)%		(0.62)%	[9]	(0.79)%	(0.75)%	[5]
Portfolio turnover rate	19%	[3]	55%		9%		12%	12%	[3]

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.
3	Not annualized.
4	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. The return does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
5	Annualized.
6	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
7	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.
8	Effective January 1, 2012 the deferred tax expense and deferred tax benefit are allocated based on average net assets.
9	Ratios have been restated due to a change in accounting methodology.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
Center Coast MLP Focus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares.  The Fund commenced operations on December 31, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income with, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs.  When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Return of Capital Estimates
Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2015, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Partnership Accounting Policy
The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the options contracts.

The Fund did not enter into any transactions in written options contracts for the six months ended May 31, 2015.

(g) Distributions to Shareholders
Dividends, if any, are declared and distributed monthly. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2016. For the six months ended May 31, 2015, the Fund’s distributions were expected to be comprised of 100% return of capital.

The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s advisor or sub-advisor (e.g., merger, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s strategy, which may recognize gains on its holdings.  Because of these factors, the portion of the Fund’s distributions that are classified as return of capital may vary materially from year to year.  Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

(h) Energy Industry Concentration Risk
A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry.  As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

(i) Federal Income Taxes
The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, therefore it will be taxed as a corporation.  As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income.  Currently, the maximum marginal regular federal income tax rate for a corporation is 35%.  The Fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax.  The Fund is currently using an estimated 1.91% for state and local tax.

The Fund’s income tax provision consists of the following as of May 31, 2015:
Current tax expense (benefit)
Federal	$(45,568,696)
State	(2,486,749)
Total current tax benefit	$(48,055,445)

Deferred tax expense (benefit)
Federal	$(55,050,125)
State	(3,004,164)
Total deferred tax benefit	$(58,054,289)

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	Rate

Application of statutory income tax rate	$(52,226,174)	35.00%
State income taxes net of federal benefit	(2,850,057)	1.91%
Effect of state tax rate change	(2,978,058)	0.28%
Total income tax expense (benefit)	$(58,054,289)	37.19%

The Fund intends to invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset or if a portion of the deferred tax liability is offset by a tax benefit resulting from net operating losses, consideration is given to whether or not a valuation allowance is required against the deferred tax benefit amount. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2015, the Fund has determined that it is more likely than not that the deferred tax asset component of the net deferred tax liability, as outlined below, will be realized through future taxable income of the appropriate character.  Accordingly, no valuation allowance has been established at May 31, 2015. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2015 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$52,408,058
Capital loss carryforward (tax basis)	-

Deferred tax liabilities:
Net unrealized gains (losses) on investment securities (tax basis)	(299,545,205)

Total net deferred tax asset/(liability)	$(247,137,147)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance.  If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax asset/(liability).  Such estimates are made in good faith.  From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax asset/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statement of Operations.  As of May 31, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states.  All tax years since inception remain open and subject to examination by tax jurisdictions.  The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns.  Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

At May 31, 2015, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

Expiration Date
11/30/2033	11,792,504
11/30/2035	130,196,273
Total	$141,988,777

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Center Coast Capital Advisors, LP (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding front end or contingent deferred sales load, taxes such as deferred income tax expenses, leverage interest, brokerage commissions, or extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A shares, C shares and Institutional shares, respectively. However, for the Fund’s six months ended May 31, 2015, such fee waiver or expense absorption was not necessary as total annual fund expenses (excluding deferred income tax expenses) were 1.44%, 2.19% and 1.19% for the Fund’s A shares, C shares and Institutional shares, respectively. The agreement is in effect until March 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2015, are reported on the Statement of Operations.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$2,657,845,618

Gross unrealized appreciation	$877,283,829
Gross unrealized depreciation	(68,075,632)

Net unrealized appreciation (depreciation) on investments	$809,208,197

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the six months ended May 31, 2015, purchases and sales of investments, excluding short-term investments, were $791,716,223 and $629,431,871, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the distribution of its shares. Under the Plan, the Fund pays to the Distributor distribution fees in connection with the distribution of the Fund’s Class A and Class C shares and/or administrative service fees in connection with the provision of ongoing services to shareholders of each such Class and the maintenance of shareholder accounts.

For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares.  For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker‐dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended May 31, 2015, HRC did not receive any sales charges or distribution fees pursuant to the wholesaling agreement.

For the six months ended May 31, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers effective January 1, 2014. Prior to January 1, 2014, the Shareholder Servicing Plan (the “Plan”) provided for a fee at an annual rate of up to 0.10% of average daily net assets.

For the six months ended May 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$563,654,268	$-	$-	$563,654,268
Master Limited Partnerships[1]	2,836,464,563	-	-	2,836,464,563
Short-Term Investments	66,934,984	-	-	66,934,984
Total Investments	$3,467,053,815	$-	$-	$3,467,053,815

[1]	All securities held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Capital Transactions
The Fund has authorized an unlimited number of $0.01 par value shares of each class. Transactions in shares of capital transactions were as follows:

	For the Six Months Ended May 31, 2015		For the Year Ended November 30, 2014
	Shares	Amount	Shares	Amount
Class A:

Sold	7,780,989	$85,492,548	23,411,631	$266,246,950
Distributions reinvested	1,157,856	12,709,354	3,260,328	37,477,755
Redeemed	(7,241,120)	(79,186,469)	(49,840,800)	(581,726,425)
Net Increase (Decrease)	1,697,725	$19,015,433	(23,168,841)	$(278,001,720)

Class C:
Sold	12,464,457	$131,783,999	28,162,938	$312,841,558
Distributions reinvested	2,450,603	25,847,629	4,123,302	46,143,693
Redeemed	(5,775,467)	(60,930,925)	(8,065,587)	(89,652,920)
Net Increase	9,139,593	$96,700,703	24,220,653	$269,332,331

Institutional Class:

Sold	35,160,870	$388,983,386	99,447,475	$1,156,788,361
Distributions reinvested	3,867,553	42,768,622	5,272,771	61,756,925
Redeemed	(32,459,674)	(357,949,319)	(27,229,714)	(316,588,767)
Net Increase	6,568,749	$73,802,689	77,490,532	$901,956,519

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Center Coast MLP Focus Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/14	5/31/15	12/1/14 – 5/31/15
Class A	Actual Performance	$1,000.00	$972.60	$7.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.73	7.27
Class C	Actual Performance	1,000.00	967.90	10.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.99	11.02
Institutional Class	Actual Performance	1,000.00	973.70	5.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.98	6.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44%, 2.19% and 1.19% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). For the six months ended May 31, 2015, the Fund’s deferred tax liability decreased resulting in a deferred tax benefit for the period. This benefit was excluded from the expense ratios. Assumes all dividends and distributions were reinvested.

Center Coast MLP Focus Fund
A series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
14 Wall Street, Suite 3A
New York, New York 10005

Sub-Advisor
Center Coast Capital Advisors, LP
1600 Smith St, Suite 3800
Houston, Texas 77002

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Center Coast MLP Focus Fund – Class A	CCCAX	461 418 584
Center Coast MLP Focus Fund – Class C	CCCCX	461 418 576
Center Coast MLP Focus Fund – Institutional Class	CCCNX	461 418 568

Privacy Principles of the Center Coast MLP Focus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Center Coast MLP Focus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 766-0066, on the Fund’s website at www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 766-0066 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 766-0066. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Center Coast MLP Focus Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (877) 766-0066

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/2015